Class Y-1, Y-2 and Y-3 Shares | Mercer US Large Cap Growth Equity Fund
Mercer US Large Cap Growth Equity Fund
Investment Objective
The investment objective of the Fund is to provide long-term total return, which includes capital appreciation and income.
Fees and Expenses
These tables summarize the fees and expenses that you may pay if you invest in the Class Y Shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class Y-1, Y-2 and Y-3 Shares Mercer US Large Cap Growth Equity Fund	Class Y-1	Class Y-2	Class Y-3
Redemption Fee on shares owned less than 30 days (as a % of total redemption proceeds)	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class Y-1, Y-2 and Y-3 Shares Mercer US Large Cap Growth Equity Fund		Class Y-1	Class Y-2	Class Y-3
Management Fees		0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	none	none
Other Expenses (including custodial, legal, audit, transfer agent and Trustees’ fees and expenses, a sub-transfer agent payment of 0.10% paid by Class Y-1 and Y-2 shares of the Fund and an internal administrative fee of 0.10% and 0.05% paid by the Class Y-1 and Class Y-2 shares of the Fund, respectively, to the Advisor)		0.28%	0.23%	0.08%
Acquired Fund Fees and Expenses		none	none	none
Total Annual Fund Operating Expenses		1.08%	0.78%	0.63%
Management (Fee Waiver/Expense Reimbursement) or Recaptured Expense		(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After (Fee Waiver/Expense Reimbursement) or Recaptured Expense	[1]	1.02%	0.72%	0.57%
[1]	The Trust, with respect to the Fund, and Mercer Investment Management, Inc. (the "Advisor") have entered into a written contractual fee waiver and expense reimbursement agreement (the "expense reimbursement agreement") pursuant to which the Advisor has agreed to waive a portion of its fees and/or to reimburse expenses to the extent that the Fund's expenses (not including brokerage fees and expenses, interest, acquired fund fees and expenses and extraordinary expenses) otherwise would exceed 1.02%, 0.72%, and 0.57% for the Class Y-1, Class Y-2, and Class Y-3 shares, respectively, of the Fund. Pursuant to the expense reimbursement agreement, the Advisor is entitled to recapture any fees the Advisor waives and Fund expenses that the Advisor reimburses for a period of three years following such fee waivers and expense reimbursements, to the extent that such recapture by the Advisor will not cause the Fund to exceed any applicable expense limitation that is in place for the Fund. The expense reimbursement agreement will remain in effect through July 31, 2014, and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

The “Other Expenses” shown are based on estimated amounts for the Fund’s current fiscal year, as the Class Y-1 shares and Class Y-2 shares had not commenced operations as of the date of this prospectus.
Example
The example below is intended to help you compare the costs of investing in the Class Y Shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Class Y-1, Class Y-2, or Class Y-3 shares of the Fund for the time periods shown, that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same as shown above.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Class Y-1, Y-2 and Y-3 Shares Mercer US Large Cap Growth Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class Y-1	104	338	590	1,312
Class Y-2	74	243	427	960
Class Y-3	58	196	345	781

Expense Example, No Redemption Class Y-1, Y-2 and Y-3 Shares Mercer US Large Cap Growth Equity Fund (USD $)	1 year	3 years	5 years	10 years
Class Y-1	104	338	590	1,312
Class Y-2	74	243	427	960
Class Y-3	58	196	345	781

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may increase transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests principally in equity securities (such as common stock) issued by large capitalization U.S. companies. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus borrowings for investment purposes, if any) in the equity securities of large capitalization U.S. companies. For purposes of the 80% test, equity securities include securities such as common stock, preferred stock, and other securities that are not debt securities, cash or cash equivalents. For purposes of this investment policy, the Fund considers “large capitalization U.S. companies” to be U.S. companies, at the time of investment, whose market capitalizations exceed the market capitalization of the smallest company included in the Russell 1000® Growth Index, as measured at the end of the preceding month (as of June 30, 2013, $520 million). (If the Fund changes this investment policy, the Fund will notify shareholders at least 60 days in advance of the change.) Generally, the Fund invests in companies that have higher earnings and/or revenue growth histories or expectations relative to the Russell 1000® Index.
Principal Risk Factors
The principal risks that could adversely affect the value of the Fund’s shares and the total return on your investment include the following, which appear in alphabetical order, not in order of importance or likelihood of occurrence. Loss of money is a risk of investing in the Fund.

Growth Stock Risk.  The value of a company’s equity securities is subject to changes in the company’s financial condition, and overall market and economic conditions. Companies with strong growth potential (both domestic and foreign) tend to have higher than average price-to-earnings ratios, meaning that these stocks are more expensive than average relative to the companies’ earnings. The market prices of equity securities of growth companies are often quite volatile, since the prices may be particularly sensitive to economic, market, or company developments and may present a greater degree of risk of loss.

Large Capitalization Stock Risk.  Large-capitalization stocks as a group could fall out of favor with the market, causing the Fund to underperform investments that focus on small- or medium-capitalization stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies. For purposes of the Fund’s investment policies, the market capitalization of a company is based on its market capitalization at the time the Fund purchases the company’s securities. Market capitalizations of companies change over time.

Management Techniques Risk.  The investment strategies, techniques, and risk analyses employed by the subadvisors, while designed to enhance potential returns, may not produce the desired results. The subadvisors may be incorrect in their assessments of the values of securities or their assessments of market trends, which can result in losses to the Fund.

Market Risk.  The risk that movements in financial markets will adversely affect the prices of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. The market as a whole may not favor the types of investments the Fund makes. Also, there is the risk that the price(s) of one or more of the securities or other instruments in the Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a security’s performance, including both general financial market conditions and factors related to a specific company, industry, country, or geographic region.

Portfolio Turnover Risk.  Depending on market and other conditions, the Fund may experience high portfolio turnover, which may result in higher brokerage commissions and transaction costs (which could reduce investment returns), and capital gains.

The Fund is not intended to serve as a complete investment program.
Performance of the Fund
The following bar chart and table give some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class Y-3 shares from year to year and comparing the Fund’s average annual returns over time with a broad measure of market performance.

Class Y-1 shares and Class Y-2 shares of the Fund had not commenced operations as of the date of this prospectus. The returns of the Class Y-1 and Class Y-2 shares would have been substantially similar to the returns of Class Y-3 shares; however, because the Fund’s Class Y-1 shares are subject to a 12b-1 fee and both Class Y-1 shares and Class Y-2 shares are subject to an internal administrative fee, while the Class Y-3 shares are not, the returns of the Class Y-1 shares and Class Y-2 shares would have been lower than those shown for Class Y-3 shares.

The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
(2006 is Class Y-3’s first full calendar year of operation) Total Return

Calendar Year
The Fund’s calendar year-to-date return as of June 30, 2013 was 10.80%.
The Fund’s highest return for a quarter during the periods shown above was 18.17%, for the quarter ended March 31, 2012.
The Fund’s lowest return for a quarter during the periods shown above was -23.66%, for the quarter ended December 31, 2008.
Average Annual Total Returns For the Periods Ended December 31, 2012
Average Annual Total Returns Class Y-1, Y-2 and Y-3 Shares Mercer US Large Cap Growth Equity Fund		1 Year	5 Years	Life of Fund	Inception Date
Class Y-3 Shares		15.49%	2.54%	4.47%	Aug. 15, 2005
Class Y-3 Shares Return After Taxes on Distributions		14.87%	2.38%	4.22%	Aug. 15, 2005
Class Y-3 Shares Return After Taxes on Distributions and Sale of Fund Shares		10.92%	2.16%	3.81%	Aug. 15, 2005
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	[1]	15.26%	3.12%	5.28%	Aug. 15, 2005
[1]	The Russell 1000® Growth Index measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The index is unmanaged and cannot be invested in directly.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.